Document and Entity Information	Nov. 02, 2026
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Nov. 02, 2026
Entity File Number	001-11331
Entity Registrant Name	Ferrellgas Partners, L.P.
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	43-1698480
Entity Address, Address Line One	One Liberty Plaza
Entity Address, City or Town	Liberty
Entity Address, State or Province	MO
Entity Address, Postal Zip Code	64068
City Area Code	816
Local Phone Number	792-1600
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	N/A
No Trading Symbol Flag	true
Entity Emerging Growth Company	false
Entity Central Index Key	0000922358
Amendment Flag	false
Ferrellgas Partners Finance Corp. [Member]
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Nov. 02, 2026
Entity File Number	333-06693-02
Entity Registrant Name	Ferrellgas Partners Finance Corp.
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	43-1742520
Entity Address, Address Line One	One Liberty Plaza
Entity Address, City or Town	Liberty
Entity Address, State or Province	MO
Entity Address, Postal Zip Code	64068
City Area Code	816
Local Phone Number	792-1600
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001012493
Amendment Flag	false
Ferrellgas, L.P. [Member]
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Nov. 02, 2026
Entity File Number	000-50182
Entity Registrant Name	Ferrellgas, L.P.
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	43-1698481
Entity Address, Address Line One	One Liberty Plaza
Entity Address, City or Town	Liberty
Entity Address, State or Province	MO
Entity Address, Postal Zip Code	64068
City Area Code	816
Local Phone Number	792-1600
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000922359
Amendment Flag	false
Ferrellgas Finance Corp. [Member]
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Nov. 02, 2026
Entity File Number	000-50183
Entity Registrant Name	Ferrellgas Finance Corp.
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	14-1866671
Entity Address, Address Line One	One Liberty Plaza
Entity Address, City or Town	Liberty
Entity Address, State or Province	MO
Entity Address, Postal Zip Code	64068
City Area Code	816
Local Phone Number	792-1600
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000922360
Amendment Flag	false